Inst | Fidelity Large Cap Value Fund
Supplement to the
Fidelity Advisor® Large Cap Value Fund
Institutional Class
April 1, 2011
Prospectus

The Board of Trustees of Fidelity® Large Cap Value Fund has approved certain changes effective August 31, 2011, including changing the name "Fidelity Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment policies.

Effective August 31, 2011, the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Effective August 31, 2011, the following bullet replaces similar language in the second bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).

The fourth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.